Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 74,623	$ 146,514
Restricted cash		125,905	171,487
Short term investment		7,028,594	7,028,594
Accounts receivable, net		145,407	64,159
Retention receivables-current, net		80,450	3,738
Inventories, net		1,343,441	1,428,197
Prepaid expenses and other current assets		1,609,256	1,560,119
TOTAL CURRENT ASSETS		10,477,473	10,471,308
NON-CURRENT ASSETS
Retention receivables, net		8,478	8,569
Property, plant and equipment, net		991,236	855,190
Intangible assets, net			2,673
Operating lease right-of-use asset		15,638,091	15,207,546
Finance lease right-of-use asset		72,250	85,801
TOTAL ASSETS		27,187,528	26,631,087
CURRENT LIABILITIES
Current portion of long-term loan payable		488,581	479,498
Accounts payable		1,143,934	1,072,090
Amounts due to related parties		259,949	115,313
Contract liabilities		4,103,847	3,878,202
Accrued expenses and other current liabilities		6,579,575	6,325,810
Product warranty provision-current		1,398,852	1,368,031
Operating lease liabilities-current		54,879
TOTAL CURRENT LIABILITIES		22,754,159	20,361,778
NON-CURRENT LIABILITIES
Product warranty provision-non current		454,974	642,176
Operating lease liability-non current		23,237,507	21,946,223
Financial lease liability-non current		137,852	131,635
TOTAL LIABILITIES		46,584,492	43,081,812
SHAREHOLDERS’ DEFICIT
Additional paid in capital	[1]	51,070,104	51,070,184
Statutory reserve		708,470	708,470
Accumulated deficit		(71,559,172)	(68,903,695)
Accumulated other comprehensive income		382,963	673,725
TOTAL SHAREHOLDERS’ DEFICIT		(19,396,964)	(16,450,725)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		27,187,528	26,631,087
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Common stock value	[1]	613	533
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Common stock value	[1]	58	58
Related Party [Member]
CURRENT ASSETS
Amounts due from related parties		69,797	68,500
CURRENT LIABILITIES
Short term loans		1,852,431	561,698
Nonrelated Party [Member]
CURRENT LIABILITIES
Short term loans		$ 6,872,111	$ 6,561,136

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.